Financial Assets and Liabilities - Summary of Consolidated Carrying Values and Fair Values of Financial Assets and Liabilities (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2019	Dec. 31, 2018
Noncurrent Financial Assets
Debt instruments at amortized cost		₱ 150
Other financial assets – net of current portion	₱ 1,986	2,275
Total	1,657	2,168
Noncurrent Financial Liabilities
Long-term debt – net of current portion	172,834	155,835
Customers' deposits	2,205	2,194
Total	173,457	143,392
Carrying Value [Member]
Noncurrent Financial Assets
Debt instruments at amortized cost		150
Other financial assets – net of current portion	1,986	2,275
Total	1,986	2,425
Noncurrent Financial Liabilities
Long-term debt – net of current portion	172,834	155,835
Customers' deposits	2,205	2,194
Deferred credits and other noncurrent liabilities	2,179	3,088
Total	177,218	161,117
Fair Value [Member]
Noncurrent Financial Assets
Debt instruments at amortized cost		148
Other financial assets – net of current portion	1,657	2,020
Total	1,657	2,168
Noncurrent Financial Liabilities
Long-term debt – net of current portion	169,965	139,504
Customers' deposits	1,539	1,305
Deferred credits and other noncurrent liabilities	1,953	2,583
Total	₱ 173,457	₱ 143,392